UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [   ];  Amendment Number:________________
This Amendment (Check only one.):  [    ] is a restatement
 		                   [    ] adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whelan and Gratny Capital Managment
Address   611 Santa Cruz Ave., Suite C
                Menlo Park, CA 94025

Form 13F File Number:  28-_05629______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Harry Gabriel Whelan III
Title: Principal
Phone: 650-833-7880

Signature, Place, and Date of Signing:

Harry G. Whelan           Menlo Park, CA           10/8/02
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager (s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: NONE
















	FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total:  23,329



List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file
number (s) of all institutional investment managers with
respect to which this report is filed, other than the manager
filing this report.   NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm                   Common           000886101       92 80000.000SH       SOLE                80000.000
AOL Time Warner Inc            Common           00184A105      472 40350.000SH       SOLE                40350.000
AT&T Wireless Services Inc     Common           001957406      762 185000.000SH      SOLE               185000.000
Affymetrix Corporation         Common           00826T108      485 23300.000SH       SOLE                23300.000
Agile Software Corp.           Common           00846X105      226 35200.000SH       SOLE                35200.000
Agilent Technologies           Common           00846U101      360 27549.000SH       SOLE                27549.000
American Water Works Company I Common           030411102      268 6000.000 SH       SOLE                 6000.000
Applied Materials              Common           038222105      120 10400.000SH       SOLE                10400.000
Baxter International Inc       Common           071813109      261 8550.000 SH       SOLE                 8550.000
Boeing Co.                     Common           097023105      205 6000.000 SH       SOLE                 6000.000
Bristol Myers Squibb Company   Common           110122108      381 16025.000SH       SOLE                16025.000
Business Objects S.A.          Common                          106 10000.000SH       SOLE                10000.000
Check Point Software Tech      Common           M22465104      763 55520.000SH       SOLE                55520.000
Chippac Inc 'A'                Common           169657103       48 22500.000SH       SOLE                22500.000
Cisco Corp.                    Common           17275R102      486 46384.000SH       SOLE                46384.000
Cornerstone Realty Income Trus Common           21922V102       89 10000.000SH       SOLE                10000.000
Crown Cork & Seal Company Inc. Common                          635 121000.000SH      SOLE               121000.000
Dendreon Corp                  Common                          261 64200.000SH       SOLE                64200.000
Ditech Communications          Common           25500M103       63 37650.000SH       SOLE                37650.000
Divine Inc. A                  Common                           57 21652.012SH       SOLE                21652.012
Duke Power Company             Common           264399106      195 10000.000SH       SOLE                10000.000
Dupont Corporation             Common           263534109      216 6000.000 SH       SOLE                 6000.000
East-West Bancorp              Common           27579r107      338 10000.000SH       SOLE                10000.000
Entrust Technologies           Common           293848107     1680 535084.000SH      SOLE               535084.000
Fairchild Semiconductor Intl   Common           303726103      756 79800.000SH       SOLE                79800.000
Genentech Inc - New            Common           368710406      499 15300.000SH       SOLE                15300.000
Guidant Corp.                  Common           401698105      449 13893.000SH       SOLE                13893.000
Healthsouth Corp               Common           421924101      469 113000.000SH      SOLE               113000.000
Hewlett Packard Company        Common           428236103      204 17508.000SH       SOLE                17508.000
Imperial Oil                   Common           453038408      261 9000.000 SH       SOLE                 9000.000
Intel Corp.                    Common           458140100      308 22200.000SH       SOLE                22200.000
Intuit Corp.                   Common           461202103      250 5500.000 SH       SOLE                 5500.000
JD Edwards                     Common           281667105       92 10000.000SH       SOLE                10000.000
Johnson & Johnson              Common           478160104     1711 31647.000SH       SOLE                31647.000
Kraft Foods Inc                Common                          219 6000.000 SH       SOLE                 6000.000
Legato Systems Inc.            Common           524651106      104 37550.000SH       SOLE                37550.000
Lucent Technologies            Common           549463107      229 301900.000SH      SOLE               301900.000
MCI Worldcom Inc.              Common           98157D106        1 10795.753SH       SOLE                10795.753
McKesson HBOC Inc.             Common           58155q103      300 10600.000SH       SOLE                10600.000
Mercury Interactive            Common           589405109      208 12100.000SH       SOLE                12100.000
Microsoft Corporation          Common           594918104      275 6290.000 SH       SOLE                 6290.000
Motorola, Inc.                 Common           620076109      360 35330.000SH       SOLE                35330.000
National Instruments           Common           636518102      683 31217.000SH       SOLE                31217.000
Netegrity Inc                  Common           64110P107      221 107500.000SH      SOLE               107500.000
Netflix Inc.                   Common                          380 39150.000SH       SOLE                39150.000
Nextel Communications, Inc.    Common           65332V103      113 15000.000SH       SOLE                15000.000
Nokia Corporation              Common           654902204      397 30000.000SH       SOLE                30000.000
P S C Inc.                     Common           69361E107       42 491650.000SH      SOLE               491650.000
Pfizer Inc.                    Common           717081103      252 8700.000 SH       SOLE                 8700.000
Pharmacia Corp.                Common           71713u102      233 6000.000 SH       SOLE                 6000.000
Siebel                         Common           826170102      225 39150.000SH       SOLE                39150.000
Skechers USA Inc.              Common                          558 58500.000SH       SOLE                58500.000
Smart Force (Formerly CBT Grou Common           83170A206      753 228200.000SH      SOLE               228200.000
Sprint Corporation             Common           852061100       96 10500.000SH       SOLE                10500.000
Sun Microsystems               Common           866810104       65 25000.000SH       SOLE                25000.000
Symbol Technologies            Common           871508107     1029 134150.000SH      SOLE               134150.000
TIBCO Software                 Common           88632Q103      650 173450.000SH      SOLE               173450.000
Texas Instruments              Common           882508104      408 27650.000SH       SOLE                27650.000
Tripath Technology             Common           89672P104       42 265000.000SH      SOLE               265000.000
US Industries Inc              Common                          621 264100.000SH      SOLE               264100.000
Viant Corp                     Common           92553N107       72 45000.000SH       SOLE                45000.000
Wal Mart                       Common           931142103      443 9000.000 SH       SOLE                 9000.000
Walt Disney Co.                Common           254687106      157 10400.000SH       SOLE                10400.000
Williams Communications Group, Common                            0 11102.000SH       SOLE                11102.000
Zion Bancorp                   Common           989701107      239 5500.000 SH       SOLE                 5500.000
Zomax                          Common           989929104      379 97200.000SH       SOLE                97200.000